Contingent Consideration Payable - Schedule of Level 3 Fair Value Measurements Inputs for the Company’s Contingent Consideration Payable (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2025	May 14, 2025	Apr. 08, 2025
Probability of Repayment [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company’s Contingent Consideration Payable [Line Items]
Fair value measurements inputs	97.76	97.86	97.86
Lack of Marketability Discounts [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company’s Contingent Consideration Payable [Line Items]
Fair value measurements inputs	15	15	15